FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2024	December 31, 2023
Designated derivative instruments - short-term assets:
Interest rate swaps	2,874	4,333
Non-designated derivative instruments - short-term assets:
Interest rate swaps	124	284
Commodity swaps	19	—
Total derivative instruments - short-term assets	3,017	4,617

Designated derivative instruments - long-term assets:
Interest rate swaps	—	2,357
Non-designated derivative instruments - long-term assets:
Interest rate swaps	12,624	11,251
Total derivative instruments - long-term assets	12,624	13,608

(in thousands of $)	June 30, 2024	December 31, 2023
Designated derivative instruments - short-term liabilities:
Cross currency swaps	11,118	11,845
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	586	85
Commodity swaps	—	436
Total derivative instruments - short-term liabilities	11,704	12,366

Designated derivative instruments - long-term liabilities:
Cross currency swaps	—	8,965
Total derivative instruments - long-term liabilities	—	8,965

Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2024	June 30, 2023
Net gain/(loss) in fair value movements of non-designated derivatives	1,555	(5,571)
Net cash movement on non-designated derivatives and swap settlements	2,975	2,877
Total cash movement and valuation gain/(loss) on non-designated derivatives	4,530	(2,694)

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

As of June 30, 2024, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed and floating rates in exchange for NIBOR or SOFR. The total net notional principal amount subject to interest rate swap agreements as of June 30, 2024, was $0.3 billion (December 31, 2023: $0.4 billion).
Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK600 million senior unsecured floating rate bonds due 2025. The total net notional principal amount subject to cross currency swap agreements as of June 30, 2024, was NOK0.6 billion (December 31, 2023: NOK1.3 billion).

Apart from the NOK600 million senior unsecured floating rate bonds due 2025, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.

During the six months ended June 30, 2024, the NOK700 million senior unsecured bonds due 2024 were redeemed in full. In conjunction with this redemption, several of the related swaps were terminated whilst the remaining matured in June 2024.

Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024		December 31, 2023
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	4,662	4,662	5,104	5,104
NOK700 million senior unsecured floating rate bonds due 2024	—	—	68,426	68,919
NOK600 million senior unsecured floating rate bonds due 2025	53,373	54,174	58,089	59,181
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	149,813	150,000	146,310
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	154,125	150,000	152,820
8.25% senior unsecured sustainability-linked bonds due 2028	150,000	150,375	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts - short-term receivables	3,017	3,017	4,617	4,617
Interest rate/ currency/ commodity swap contracts - long-term receivables	12,624	12,624	13,608	13,608
Interest rate/ currency/ commodity swap contracts - short-term payables	11,704	11,704	12,366	12,366
Interest rate/ currency/ commodity swap contracts - long-term payables	—	—	8,965	8,965

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, changes in the fair values of the swaps are recognized in other comprehensive income where the Company has designated the swaps as hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as of June 30, 2024, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2024	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	4,662	4,662
Interest rate/ currency/ commodity swap contracts, short-term receivables	3,017		3,017
Interest rate/ currency/ commodity swap contracts, long-term receivables	12,624		12,624
Total assets	20,303	4,662	15,641	—
Liabilities:
NOK600 million senior unsecured floating rate bonds due 2025	54,174	54,174
7.25% senior unsecured sustainability-linked bonds due 2026	149,813	149,813
8.875% senior unsecured sustainability-linked bonds due 2027	154,125	154,125
8.25% senior unsecured sustainability-linked bonds due 2028	150,375	150,375
Interest rate/ currency/ commodity swap contracts, short-term payables	11,704		11,704
Total liabilities	520,191	508,487	11,704	—

As of June 30, 2024, investment in equity securities consist of NorAm Drilling shares trading on the Euronext Growth exchange in Oslo.

The estimated fair values of the floating rate NOK denominated bonds due 2025, the 7.25% senior unsecured sustainability-linked bonds due 2026, the 8.875% senior unsecured sustainability-linked bonds due 2027 and the 8.25% senior unsecured sustainability-linked bonds due 2028 are all based on their quoted market prices as of the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and NIBOR or SOFR interest rates as of June 30, 2024.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea Bank Finland Plc, Credit Agricole Corporate and Investment Bank, BNP Paribas Bank, UBS Group AG (previously Credit Suisse) and DNB Bank ASA. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments.

The Company does not require collateral or other securities to support financial instruments that are subject to credit risk however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of June 30, 2024, the other receivables balance within current assets in the consolidated balance sheets included $4.2 million (December 31, 2023: $7.1 million within other long-term assets) in relation to cash collateral posted by the Company.

There could also be a concentration of revenue risk with Maersk A/S to whom the Company charters several vessels and earns a significant proportion of its revenues. In addition, a portion of our net income is generated from our associated company, River Box Holding Inc. (“River Box”).